UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Other Reserve [Member]	Shares Premium [Member]	Net Income Loss [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2024	€ 45,491	€ 26,479	€ 106,920	€ 3,908	€ (150,836)	€ (7,891)	€ 24,071	€ 149	€ 24,220
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period				(3,147)			(3,147)	1	(3,146)
Other comprehensive income/(loss) for the period						605	605		605
Total comprehensive income/ (loss) for the period				(3,147)		605	(2,542)	1	(2,541)
Appropriation of result				(3,908)	3,908
Capital increase (Note 7)	150	(150)
Treasury shares					(642)		(642)		(642)
Employee share-based compensation		(480)					(480)		(480)
Ending balance, value at Jun. 30, 2025	45,641	25,849	106,920	(3,147)	(147,570)	(7,286)	20,407	150	20,557
Beginning balance, value at Dec. 31, 2025	45,641	29,998	106,920	1,292	(146,928)	(8,377)	28,546	152	28,698
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period				5,583			5,583	2	5,585
Other comprehensive income/(loss) for the period						(1,840)	(1,840)		(1,840)
Total comprehensive income/ (loss) for the period				5,583		(1,840)	3,743	2	3,745
Appropriation of result				(1,292)	1,292
Capital increase (Note 7)	220	(220)
Net settlement of share-based awards for employee tax withholding (Note 7)		(326)					(326)		(326)
Employee share-based compensation		6,222					6,222		6,222
Ending balance, value at Jun. 30, 2026	€ 45,861	€ 35,674	€ 106,920	€ 5,583	€ (145,636)	€ (10,217)	€ 38,185	€ 154	€ 38,339